Parent Company - Financial Information - Schedule of Condensed Financial Information (Statements of Condition) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS:
Cash and due from banks	$ 19,320	$ 8,284	$ 9,610
Available-for-sale securities, at fair value	116,131	111,134	177,664
Other assets	11,437	10,402	9,367
Total assets	1,167,024	1,093,807	933,115
LIABILITIES AND SHAREHOLDERS' EQUITY:
Subordinated loans	15,145	15,128	15,094
Shareholders' equity	92,315	90,434	64,221
Total liabilities and shareholders' equity	$ 1,167,024	1,093,807	933,115
Pathfinder Bank [Member]
ASSETS:
Cash and due from banks		14,514	3,063
Available-for-sale securities, at fair value		534	453
Investment in bank subsidiary		88,372	74,769
Investment in non-bank subsidiary		155	193
Other assets		3,193	1,961
Total assets		106,768	80,439
LIABILITIES AND SHAREHOLDERS' EQUITY:
Accrued liabilities		971	886
Subordinated loans		15,128	15,094
Shareholders' equity		90,669	64,459
Total liabilities and shareholders' equity		$ 106,768	$ 80,439